Commitments and Contingencies, detail (Details) $ in Thousands	Sep. 30, 2016 USD ($) item
Commitments And Contingencies Disclosure
Number Of Moas | item	2
Number Of Shipbuilding Contracts | item	2
Number Of Newbuild Vessels | item	4
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	$ 72,063
2018	28,074
Total	100,137
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	70,296
2018	27,187
Total	97,483
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	1,767
2018	887
Total	$ 2,654